UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 28 -

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard Bloom
Title:    Chief Financial Officer
Phone:    (212) 920-8388

Signature, Place and Date of Signing:


/s/ Howard Bloom              New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $169,710
                                          (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                         September 30, 2008
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COL 6   COL 7          COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/   INVSMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DSCRTN  MNGRS  SOLE      SHARED  NONE
--------------                 --------------    -----       -------   -------    --- ----   ------  -----  ----      ------  ----
ACCURIDE CORP                  COM              004398103      200       125,000             SOLE    NONE     125,000
AMERCO                         COM              023586100    3,774        90,000  SH         SOLE    NONE      90,000
ASHLAND INC NEW                COM              044209104    5,848       200,000  SH         SOLE    NONE     200,000
ASPECT MED SYS INC             COM              045235108    1,355       260,000  SH         SOLE    NONE     260,000
BEARINGPOINT INC               COM              074002106    2,782     5,350,000  SH         SOLE    NONE   5,350,000
BRISTOW GROUP INC              COM              110394103    4,703       138,985  SH         SOLE    NONE     138,985
COMMERCIAL VEH GROUP INC       COM              202608105      718       100,919  SH         SOLE    NONE     100,919
CONSECO INC                    CALL             208464883      994       282,400      CALL   SOLE    NONE     282,400
CRAY INC                       COM NEW          225223304    7,382     1,425,000  SH         SOLE    NONE   1,425,000
DANA HOLDING CORP              COM              235825205    1,452       300,000  SH         SOLE    NONE     300,000
DOLLAR FINL CORP               COM              256664103    3,078       200,000  SH         SOLE    NONE     200,000
ECHOSTAR CORP                  CL A             278768106    7,230       300,000  SH         SOLE    NONE     300,000
FLEXTRONICS INTL LTD           ORD              Y2573F102    4,248       600,000  SH         SOLE    NONE     600,000
GFI GROUP INC                  COM              361652209   14,484     3,075,100  SH         SOLE    NONE   3,075,100
GLOBAL INDS LTD                COM              379336100    2,082       300,000  SH         SOLE    NONE     300,000
GOODYEAR TIRE & RUBR CO        COM              382550101    5,417       353,800      CALL   SOLE    NONE     353,800
GRAPHIC PACKAGING HLDG CO      COM              388689101    1,146       458,379  SH         SOLE    NONE     458,379
HORIZON LINES INC              COM              44044K101      987       100,000  SH         SOLE    NONE     100,000
HUNTSMAN CORP                  COM              447011107    6,300       500,000  SH         SOLE    NONE     500,000
IAC INTERACTIVECORP            COM PAR $.001    44919P508   12,110       700,000  SH         SOLE    NONE     700,000
INTERVAL LEISURE GROUP INC     COM              46113M108    1,820       175,000  SH         SOLE    NONE     175,000
ITRON INC                      PUT              465741AJ5     1328        15,000       PUT   SOLE    NONE      15,000
JOHN BEAN TECHNOLOGIES CORP    COM              477839104    4,431       350,000  SH         SOLE    NONE     350,000
JUPITERMEDIA CORP              COM              48207D101      650       560,000  SH         SOLE    NONE     560,000
KBR INC                        COM              48242W106    2,291       150,000  SH         SOLE    NONE     150,000
KEYNOTE SYS INC                COM              493308100    4,903       370,000  SH         SOLE    NONE     370,000
LANDAMERICA FINL GROUP INC     COM              514936103    3,841       158,400       CALL  SOLE    NONE     158,400
LIMCO PIEDMONT INC             COM              53261T109      347        79,719  SH         SOLE    NONE      79,719
NEXCEN BRANDS INC              COM              653351106      779     2,782,017  SH         SOLE    NONE   2,782,017
NOBLE ENERGY INC               COM              655044105    9,939     1,659,208  SH         SOLE    NONE   1,659,208
NUCOR CORP                     COM              670346105    3,950       100,000  SH         SOLE    NONE     100,000
OFFICEMAX INC DEL              COM              67622P101    7,557       850,000  SH         SOLE    NONE     850,000
OFFICEMAX INC DEL              COM              67622P101    3,348       376,600       PUT   SOLE    NONE     376,600
PGT INC                        COM              69336V101    3,560     1,175,000  SH         SOLE    NONE   1,175,000
PILGRIMS PRIDE CORP            COM              721467108    1,494       600,000  SH         SOLE    NONE     600,000
POINT 360                      COM              730507100      746       511,100  SH         SOLE    NONE     511,100
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503    2,106       235,000  SH         SOLE    NONE     235,000
QUIKSILVER INC                 COM              74838C106      574       100,000  SH         SOLE    NONE     100,000
SANDISK CORP                   COM              80004C101    4,888       250,000  SH         SOLE    NONE     250,000
SELECTICA INC                  COM              816288104    1,323     1,310,228  SH         SOLE    NONE   1,310,228
SOURCE INTERLINK COS INC       COM NEW          836151209    2,176     2,092,500  SH         SOLE    NONE   2,092,500
SPARK NETWORKS INC             COM              84651P100      989       253,529  SH         SOLE    NONE     253,529
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    3,214       200,000  SH         SOLE    NONE     200,000
STEREOTAXIS INC                COM              85916J102    1,724       285,000  SH         SOLE    NONE     285,000
SUNRISE SENIOR LIVING INC      COM              86768K106    6,206       450,000  SH         SOLE    NONE     450,000
TERCICA INC                    COM              88078L105      268        30,005  SH         SOLE    NONE      30,005
TONGXIN INTERNATIONAL LTD      COM              G8918T103      539       132,500  SH         SOLE    NONE     132,500
TRAVELCENTERS OF AMERICA LLC   COM              894174101    1,995       700,000  SH         SOLE    NONE     700,000
TREE COM INC                   COM              894675107    1,591       330,000  SH         SOLE    NONE     330,000
VALUEVISION MEDIA INC          CL A             92047K107    3,793     2,050,000  SH         SOLE    NONE   2,050,000
ZIPREALTY INC                  COM              98974V107    1,050       257,319  SH         SOLE    NONE     257,319

SK 25147 0001 936691